Expected credit loss measurement - Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (3,527)	$ (1,244)	$ (1,091)
Weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (1,110)	$ (580)
ECL with adjusted probabilities of scenario weights in percent of baseline	135.00%	146.00%
Weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (118)	$ (133)
Weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(57)	(52)
Weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(377)	(152)
Weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(180)	(103)
Weighted average | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(24)
Weighted average | Consumer financing / credit cards
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(58)
Weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(295)	(140)
100% Baseline
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(818)	(396)
100% Baseline | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(43)	(43)
100% Baseline | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(40)	(34)
100% Baseline | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(247)	(108)
100% Baseline | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(151)	(85)
100% Baseline | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(27)
100% Baseline | Consumer financing / credit cards
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(63)
100% Baseline | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(246)	(126)
100% Stagflationary geopolitical crisis
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(2,381)	(1,322)
100% Stagflationary geopolitical crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(718)	(521)
100% Stagflationary geopolitical crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(164)	(200)
100% Stagflationary geopolitical crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(757)	(252)
100% Stagflationary geopolitical crisis | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(259)	(186)
100% Stagflationary geopolitical crisis | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(42)
100% Stagflationary geopolitical crisis | Consumer financing / credit cards
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(72)
100% Stagflationary geopolitical crisis | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(370)	(162)
100% Mild debt crisis
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(1,116)	(492)
100% Mild debt crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(68)	(63)
100% Mild debt crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(49)	(36)
100% Mild debt crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(401)	(146)
100% Mild debt crisis | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(223)	(96)
100% Mild debt crisis | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(28)
100% Mild debt crisis | Consumer financing / credit cards
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(65)
100% Mild debt crisis | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(283)	(151)
Lifetime weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(2,234)	(1,193)
Lifetime weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(408)	(368)
Lifetime weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(185)	(125)
Lifetime weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(673)	(234)
Lifetime weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(327)	(164)
Lifetime weighted average | Ship financing
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(78)
Lifetime weighted average | Consumer financing / credit cards
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(168)
Lifetime weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (395)	$ (302)